Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 87.81%
ASSET-BACKED SECURITIES — 13.35%**
Atrium XII, Series 12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
2.78%	04/22/27	[1,2,3]	$165,000	$164,769
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.77%	01/20/28	[1,2,3]	250,000	249,876
Barings CLO Ltd., Series 2018-3A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.92%	07/20/29	[1,2,3]	250,000	249,660
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.35%	01/25/35	[2,3]	142,430	141,804
BlueMountain CLO Ltd., Series 2013-1A, Class A1R2 (Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
3.20%	01/20/29	[1,2,3]	175,000	175,044
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
3.12%	06/09/30	[1,2,3]	250,000	250,116
Corevest American Finance Trust, Series 2019-1, Class XA (IO)
2.16%	03/15/52	[3,4]	586,126	53,246
Crystal River CDO, Series 2005-1A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
2.68%	03/02/46	[1,2,3,5,6]	419,900	39,632
Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
2.73%	11/15/28	[1,2,3]	250,000	249,513
Eaton Vance CLO Ltd., Series 2013-1A, Class A1RR (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
3.16%	01/15/28	[1,2,3]	85,000	85,011
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.59%	04/26/32	[2,3]	645,000	640,566
Flagship CLO VIII Ltd., Series 2014-8A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.85%	01/16/26	[1,2,3]	77,359	77,367

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[1,3]	$139,792	$139,718
Higher Education Funding I, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.96%	05/25/34	[2,3]	447,834	448,031
LCM XX LP, Series 20A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
3.01%	10/20/27	[1,2,3]	200,000	199,790
Magnetite VII Ltd., Series 2012-7A, Class A1R2 (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.80%	01/15/28	[1,2,3]	250,000	249,478
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.74%	11/25/48	[2,3]	500,000	490,898
Nelnet Student Loan Trust, Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.69%	06/25/54	[2,3]	290,000	278,790
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.85%	01/15/28	[1,2,3]	250,000	249,886
Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.77%	10/20/26	[1,2,3]	240,000	240,029
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,5,6,†	338,214	74,407
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.90%	03/28/46	[2,3]	714,354	710,416
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.20%	08/15/31	[2]	172,814	154,966
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
2.41%	07/25/39	[2]	334,698	309,772

December 2019 / 1

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-3A, Class A6A
(LIBOR USD 3-Month plus 0.55%)
2.49%	10/25/64	[2,3]	$270,000	$265,637
SLM Student Loan Trust, Series 2005-9, Class B
(LIBOR USD 3-Month plus 0.30%)
2.24%	01/25/41	[2]	256,522	238,786
SLM Student Loan Trust, Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
2.69%	10/27/70	[2]	215,000	201,918
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
2.59%	01/25/22	[2]	193,215	189,269
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
3.14%	01/25/83	[2]	340,000	326,213
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
3.14%	04/26/83	[2]	340,000	323,984
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	04/25/73	[2]	340,000	332,240
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/25/73	[2]	235,000	231,332
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/26/83	[2]	340,000	329,565
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/26/83	[2]	340,000	329,879
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.19%	10/25/75	[2]	340,000	342,128
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
2.94%	10/25/34	[2]	310,000	310,408
Store Master Funding, Series 2019-1, Class A2
3.65%	11/20/49	3,†	249,571	249,833

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	[3]	$310,738	$359,972
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[3]	321,105	377,183
Treman Park CLO Ltd., Series 2015-1A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
3.04%	10/20/28	[1,2,3]	450,000	449,933
Wachovia Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.11%	04/25/40	[2,3]	278,943	267,716

Total Asset-Backed Securities (Cost $11,595,889)				11,048,781

CORPORATES — 30.04%*
Banking — 2.51%
Bank of America Corp.
2.74%	01/23/22	[4]	270,000	272,010
3.00%	12/20/23	[4]	476,000	487,346
JPMorgan Chase & Co.
3.56%	04/23/24	[4]	250,000	260,648
Lloyds Banking Group PLC (United Kingdom)
2.86%	03/17/23	[1,4]	200,000	202,829
2.91%	11/07/23	[1,4]	200,000	203,089
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[1]	165,000	166,778
3.37%	01/05/24	[1,4]	200,000	204,701
4.80%	11/15/24	[1,4]	75,000	81,037
Wells Fargo & Co.
(LIBOR USD 3-Month plus 1.23%)
3.16%	10/31/23	[2]	150,000	152,849
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[4]	45,000	45,068

				2,076,355

Communications — 3.76%
AT&T, Inc.
4.80%	06/15/44		350,000	398,460
5.25%	03/01/37		265,000	317,537
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%	06/01/29	[3]	80,000	85,748
CSC Holdings LLC
6.50%	02/01/29	[3]	117,000	130,674
Discovery Communications LLC
2.80%	06/15/20		150,000	150,400

2 / December 2019

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	10/15/24	[1,3]	$180,000	$163,912
9.75%	07/15/25	[1,3]	71,000	65,823
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[1]	50,000	69,678
Level 3 Financing, Inc.
4.63%	09/15/27	[3]	40,000	41,026
5.38%	01/15/24		40,000	40,750
5.38%	05/01/25		16,000	16,660
Qwest Corp.
7.25%	09/15/25		70,000	80,815
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[3]	200,000	196,369
Sirius XM Radio, Inc.
3.88%	08/01/22	[3]	75,000	76,687
Sprint Communications, Inc.
7.00%	03/01/20	[3]	87,000	87,566
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[3]	120,313	121,534
4.74%	03/20/25	[3]	200,000	212,379
Time Warner Cable LLC
5.50%	09/01/41		230,000	257,434
T-Mobile USA, Inc.
4.50%	02/01/26		45,000	46,153
4.75%	02/01/28		45,000	47,151
6.00%	04/15/24		108,000	111,779
ViacomCBS, Inc.
3.38%	02/15/28		150,000	153,875
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	05/15/29	[1,3]	115,000	121,969
Vodafone Group PLC (United Kingdom)
4.88%	06/19/49	[1]	48,000	55,897
5.25%	05/30/48	[1]	50,000	60,157

				3,110,433

Consumer Discretionary — 0.79%
Bacardi Ltd. (Bermuda)
5.30%	05/15/48	[1,3]	100,000	116,377
BAT Capital Corp.
4.54%	08/15/47		75,000	75,440
Reynolds American, Inc.
5.85%	08/15/45		260,000	298,857

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA
(LIBOR USD 3-Month plus 3.50%)
5.50%	07/15/21	[2,3]	$165,000	$165,577

				656,251

Electric — 1.95%
Entergy Texas, Inc.
3.45%	12/01/27		150,000	155,418
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
2.38%	05/04/21	[2]	485,000	485,787
Pennsylvania Electric Co.
5.20%	04/01/20		400,000	403,022
Puget Energy, Inc.
6.00%	09/01/21		250,000	265,572
Southwestern Electric Power Co., Series K
2.75%	10/01/26		300,000	300,630

				1,610,429

Energy — 4.12%
Antero Resources Corp.
5.00%	03/01/25		149,000	112,123
5.13%	12/01/22		35,000	31,419
Cheniere Energy Partners LP
5.25%	10/01/25		45,000	47,006
Energy Transfer Operating LP
5.50%	06/01/27		3,000	3,378
5.88%	01/15/24		70,000	77,613
EQM Midstream Partners LP
4.13%	12/01/26		350,000	329,777
EQT Corp.
3.90%	10/01/27		40,000	37,249
Gulfport Energy Corp.
6.38%	05/15/25		13,000	8,293
KazMunayGas National Co. JSC, Series REGS (Kazakhstan)
5.38%	04/24/30	[1]	200,000	232,370
Matador Resources Co.
5.88%	09/15/26		15,000	15,122
NiSource, Inc.
2.65%	11/17/22		150,000	151,838
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[3]	10,000	10,304
5.38%	01/15/25	[3]	35,000	36,137

December 2019 / 3

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Peru LNG SRL, Series REGS (Peru)
5.38%	03/22/30	[1]	$200,000	$197,642
Petroleos Mexicanos (Mexico)
6.50%	01/23/29	[1]	190,000	200,034
6.63%	06/15/35	[1]	100,000	102,793
6.75%	09/21/47	[1]	50,000	50,440
7.69%	01/23/50	[1,3]	85,000	93,056
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		125,000	133,664
Range Resources Corp.
4.88%	05/15/25		103,000	88,323
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	142,000	143,748
Ruby Pipeline LLC
6.50%	04/01/22	[3]	146,970	152,114
Southern Co. Gas Capital Corp.
3.25%	06/15/26		500,000	519,838
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		174,000	188,746
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%	01/15/29	[3]	39,000	43,362
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	150,000	151,775
TransMontaigne Partners LP/
TLP Finance Corp.
6.13%	02/15/26		35,000	34,400
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[1,3]	36,490	37,493
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[1,3]	109,000	115,793
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	13,300	13,738
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	04/01/26		27,000	28,401
6.88%	09/01/27		22,000	22,956

				3,410,945

Finance — 3.10%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.95%	02/01/22	[1]	125,000	129,194
Avolon Holdings Funding Ltd. (Cayman Islands)
5.13%	10/01/23	[1,3]	56,000	60,524
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
2.81%	02/15/22	[2,3]	210,000	211,685

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Ford Motor Credit Co. LLC
3.16%	08/04/20		$275,000	$276,072
3.20%	01/15/21		175,000	175,952
3.81%	10/12/21		55,000	56,034
8.13%	01/15/20		300,000	300,620
(LIBOR USD 3-Month plus 1.27%)
3.23%	03/28/22	[2]	115,000	114,194
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[1]	275,000	274,821
General Motors Financial Co., Inc.
3.55%	04/09/21		95,000	96,823
4.20%	11/06/21		175,000	181,318
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
2.88%	07/22/22	[2]	500,000	504,832
Nationwide Building Society (United Kingdom)
3.77%	03/08/24	[1,3,4]	85,000	88,047
Park Aerospace Holdings Ltd. (Cayman Islands)
5.50%	02/15/24	[1,3]	85,000	93,429

				2,563,545

Food — 1.29%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.39%	03/16/20	[2]	140,000	140,050
Kraft Heinz Foods Co.
3.00%	06/01/26		30,000	30,034
4.88%	10/01/49	[3]	205,000	216,721
5.00%	06/04/42		439,000	470,015
5.20%	07/15/45		25,000	27,192
7.13%	08/01/39	[3]	35,000	44,978
Kroger Co. (The)
5.40%	01/15/49		46,000	56,172
Post Holdings, Inc.
5.50%	12/15/29	[3]	80,000	85,452

				1,070,614

Gaming — 0.16%
Churchill Downs, Inc.
4.75%	01/15/28	[3]	125,000	129,294

Health Care — 4.91%
AbbVie, Inc.
3.60%	05/14/25		50,000	52,863
4.25%	11/21/49	[3]	220,000	234,601
4.45%	05/14/46		61,000	66,004
4.50%	05/14/35		50,000	56,483

4 / December 2019

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Allergan Finance LLC
3.25%	10/01/22		$150,000	$153,617
Amgen, Inc.
4.40%	05/01/45		100,000	112,230
Anthem, Inc.
3.65%	12/01/27		145,000	153,682
Bausch Health Americas, Inc.
9.25%	04/01/26	[3]	7,000	8,049
Bausch Health Cos., Inc. (Canada)
7.00%	03/15/24	[1,3]	110,000	114,629
Bayer U.S. Finance II LLC
4.38%	12/15/28	[3]	290,000	316,826
4.63%	06/25/38	[3]	110,000	119,765
Becton Dickinson and Co.
(LIBOR USD 3-Month plus 0.88%)
2.84%	12/29/20	[2]	187,000	187,095
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[3]	75,000	77,839
CHS/Community Health Systems, Inc.
8.00%	03/15/26	[3]	18,000	18,692
8.63%	01/15/24	[3]	14,000	14,875
Cigna Corp.
4.13%	11/15/25		375,000	407,486
CVS Health Corp.
5.05%	03/25/48		315,000	373,879
Elanco Animal Health, Inc.
4.90%	08/28/28		160,000	174,254
Encompass Health Corp.
4.75%	02/01/30		119,000	123,683
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	400,000	404,788
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[3]	150,000	153,110
HCA, Inc.
4.13%	06/15/29		85,000	90,348
4.75%	05/01/23		30,000	32,164
5.25%	04/15/25		12,000	13,443
5.25%	06/15/49		35,000	39,248
Hologic, Inc.
4.63%	02/01/28	[3]	55,000	58,437
Humana, Inc.
2.90%	12/15/22		195,000	199,089
4.95%	10/01/44		35,000	41,410
Molina Healthcare, Inc.
5.38%	11/15/22		83,000	88,457
Teleflex, Inc.
4.63%	11/15/27		10,000	10,613

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Tenet Healthcare Corp.
4.63%	07/15/24		$46,000	$47,188
4.88%	01/01/26	[3]	67,000	70,260
5.13%	11/01/27	[3]	4,000	4,230
WellCare Health Plans, Inc.
5.25%	04/01/25		40,000	41,700

				4,061,037

Industrials — 1.97%
Amcor Finance USA, Inc.
4.50%	05/15/28	[3]	145,000	155,218
BAE Systems Holdings, Inc.
2.85%	12/15/20	[3]	200,000	201,389
Ball Corp.
4.00%	11/15/23		30,000	31,613
Berry Global, Inc.
4.88%	07/15/26	[3]	19,000	20,075
General Electric Co. (GMTN)
4.63%	01/07/21		100,000	102,293
5.50%	01/08/20		160,000	160,066
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
2.39%	08/15/36	[2]	600,000	473,730
General Electric Co., Series A (MTN)
6.75%	03/15/32		110,000	141,424
Graphic Packaging International LLC
4.75%	07/15/27	[3]	40,000	42,975
4.88%	11/15/22		55,000	57,767
Matthews International Corp.
5.25%	12/01/25	[3]	30,000	30,150
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	15,000	15,156
Sealed Air Corp.
5.50%	09/15/25	[3]	70,000	77,204
Silgan Holdings, Inc.
4.75%	03/15/25		60,000	61,525
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[1,3]	55,000	54,794

				1,625,379

Information Technology — 0.57%
Broadcom, Inc.
3.13%	04/15/21	[3]	290,000	293,593
NXP BV/NXP Funding LLC (Netherlands)
4.63%	06/15/22	[1,3]	115,000	121,281
SS&C Technologies, Inc.
5.50%	09/30/27	[3]	55,000	58,816

				473,690

December 2019 / 5

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 1.07%
Farmers Exchange Capital II
6.15%	11/01/53	[3,4]	$400,000	$488,500
Nationwide Mutual Insurance Co.
4.18%	12/15/24	[3,4]	400,000	398,500

				887,000

Materials — 0.35%
Indonesia Asahan Aluminum Persero PT (Indonesia)
6.53%	11/15/28	[1,3]	200,000	246,250
International Flavors & Fragrances, Inc.
5.00%	09/26/48		40,000	44,890

				291,140

Real Estate Investment Trust (REIT) — 1.39%
American Campus Communities Operating Partnership LP
3.35%	10/01/20		125,000	126,042
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24		80,000	80,474
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		60,000	61,286
5.30%	01/15/29		65,000	72,645
5.38%	04/15/26		205,000	226,986
SL Green Realty Corp.
4.50%	12/01/22		200,000	210,927
Ventas Realty LP
4.40%	01/15/29		150,000	165,222
Welltower, Inc.
3.75%	03/15/23		200,000	208,830

				1,152,412

Retail — 1.05%
Alimentation Couche-Tard, Inc. (Canada)
2.70%	07/26/22	[1,3]	45,000	45,509
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
2.70%	04/17/20	[2]	250,000	250,048
Rite Aid Corp.
6.13%	04/01/23	[3]	173,000	159,593
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		400,000	416,787

				871,937

Services — 0.23%
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	7,000	7,394
5.00%	11/01/22	[1,3]	170,000	181,434

				188,828

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation — 0.82%
Continental Airlines Pass-Through Trust, Series 2007-1, Class B
6.90%	04/19/22		$349,718	$368,355
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		290,604	310,517

				678,872

Total Corporates (Cost $23,899,740)				24,858,161

FOREIGN GOVERNMENT OBLIGATIONS — 1.07%
Foreign Government Obligations — 1.07%
Bahrain Government International Bond, Series REGS (Bahrain)
7.00%	10/12/28	[1]	200,000	236,875
Brazilian Government International Bond (Brazil)
4.63%	01/13/28	[1]	200,000	215,500
Qatar Government International Bond (Qatar)
4.50%	04/23/28	[1]	200,000	229,520
Republic of South Africa Government International Bond (South Africa)
4.88%	04/14/26	[1]	200,000	208,500

Total Foreign Government Obligations (Cost $794,943)				890,395

MORTGAGE-BACKED — 42.92%**
Non-Agency Commercial Mortgage-Backed — 4.24%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Series 2005-1, Class A3
5.28%	08/10/35	[3]	150,000	164,568
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2016-ISQ, Class A
2.85%	08/14/34	[3]	55,000	55,550
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A
4.09%	08/10/38	[3,4]	190,000	209,241
Banc of America Merrill Lynch Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[3]	100,000	103,301
Benchmark Mortgage Trust, Series 2019-B15, Class XA (IO)
0.95%	12/15/72	[4]	1,250,000	79,819
CALI Mortgage Trust, Series 2019-101C, Class A
3.96%	03/10/39	[3]	210,000	229,500
Century Plaza Towers, Series 2019-CPT, Class A
2.87%	11/13/39	[3]	155,000	156,074

6 / December 2019

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.77%	09/10/45	[3,4]	$1,474,969	$56,566
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class X (IO)
0.56%	04/15/47	[3,4]	1,586,965	7,476
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.62%	07/10/38	[4]	149,358	150,375
Commercial Mortgage Trust, Series 2012-CR5, Class XA (IO)
1.53%	12/10/45	[4]	4,265,865	164,349
Commercial Mortgage Trust, Series 2013-CR12, Class XA (IO)
1.15%	10/10/46	[4]	1,892,213	67,173
Commercial Mortgage Trust, Series 2013-CR13, Class XA (IO)
0.77%	11/10/46	[4]	1,541,849	40,460
Commercial Mortgage Trust, Series 2014-UBS5, Class XA (IO)
0.88%	09/10/47	[4,5,6]	2,208,345	69,791
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AJ
5.64%	01/15/49	[4]	6,238	6,282
DC Office Trust, Series 2019-MTC, Class A
2.97%	09/15/45	[3]	150,000	152,245
GS Mortgage Securities Trust, Series 2012-GC6, Class XB (IO)
0.20%	01/10/45	[3,4]	5,749,132	24,653
GS Mortgage Securities Trust, Series 2013-GC12, Class XA (IO)
1.42%	06/10/46	[4]	7,370,662	274,553
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A
3.23%	07/10/39	[3]	165,000	172,216
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A
3.04%	12/10/41	[3]	150,000	152,707
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F
3.04%	12/10/41	[3,4]	50,000	44,280
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA (IO)
1.07%	11/15/45	[4]	2,853,658	96,232
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XA (IO)
1.00%	08/15/47	[4]	563,188	20,215
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA (IO)
0.93%	11/15/47	[4]	2,735,238	83,005

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class XA (IO)
1.51%	12/15/47	[4]	$2,044,675	$71,204
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class XA (IO)
0.12%	01/15/46	[4]	7,034,955	28,654
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)
1.26%	04/15/46	[4]	1,506,059	52,664
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.40%	06/05/39	[3]	80,000	83,875
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A
3.66%	01/05/43	[3,4]	120,000	127,001
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.14%	01/05/43	[3,4]	45,000	46,792
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA (IO)
2.08%	05/10/45	[3,4]	1,703,324	64,501
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class XA (IO)
1.32%	03/15/44	[3,4]	18,716,920	275,032
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
1.71%	11/15/44	[3,4]	3,354,386	74,849
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA (IO)
1.90%	11/15/45	[3,4]	970,015	42,201
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class XA (IO)
0.73%	06/15/46	[4]	3,068,531	60,433

				3,507,837

Non-Agency Mortgage-Backed — 24.01%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.94%	06/25/36	[2]	1,368,508	1,114,765
Banc of America Funding Trust, Series 2006-3, Class 5A3
5.50%	03/25/36		299,264	286,277
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.58%	11/27/37	[3,4]	30,674	30,762
BX Trust, Series 2019-OC11, Class A
3.20%	12/09/41	[3]	40,000	41,143

December 2019 / 7

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Trust, Series 2007-A1, Class 8A1
4.25%	02/25/37	[4]	$96,284	$100,836
Conseco Finance Corp., Series 1996-7, Class M1
7.70%	09/15/26	[4]	177,909	186,956
Conseco Finance Corp., Series 1998-3, Class A6
6.76%	03/01/30	[4]	124,721	127,054
Conseco Finance Corp., Series 1998-4, Class A6
6.53%	04/01/30	[4]	187,491	194,507
Conseco Finance Corp., Series 1998-4, Class A7
6.87%	04/01/30	[4]	92,840	96,700
Conseco Finance Corp., Series 1999-5, Class A5
7.86%	03/01/30	[4]	76,518	51,129
Conseco Finance Home Equity Loan Trust, Series 2002-C, Class BF1
8.00%	06/15/32	[4]	38,976	39,103
Conseco Finance Home Equity Loan Trust, Series 2002-C, Class BF2
8.00%	06/15/32	[3,4]	345,559	352,692
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2B
(STEP-reset date 02/25/20)
3.96%	02/25/37		998,303	788,610
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2C
(STEP-reset date 02/25/20)
3.96%	02/25/37		329,647	260,373
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB3, Class A3
(STEP-reset date 02/25/20)
3.75%	03/25/37		1,011,838	584,484
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
1.90%	12/25/37	[2]	463,187	428,191
First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.01%	01/25/38	[2]	2,125,449	1,517,627
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
1.89%	03/25/37	[2]	704,196	455,492

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMACM Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
4.16%	04/19/36	[4]	$304,709	$285,219
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A7
0.00%	01/25/47	[8]	2,140,000	—
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
4.18%	05/25/37	[4]	408,395	371,957
HSI Asset Loan Obligation Trust, Series 2007-2, Class 2A12
6.00%	09/25/37		336,279	307,833
Impac CMB Trust, Series 2004-4, Class 1A2
(LIBOR USD 1-Month plus 0.62%)
2.41%	09/25/34	[2]	222,407	218,498
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 2A1
3.52%	12/25/35	[4]	357,625	338,731
IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
(LIBOR USD 1-Month plus 0.19%)
1.98%	04/25/37	[2]	1,636,563	1,552,065
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1997-1, Class A3
6.61%	02/25/28		120,491	121,525
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1997-1,
Class A4
6.75%	02/25/28		50,723	51,221
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A4
6.49%	09/25/28		77,799	79,969
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A5
6.96%	09/25/28	[4]	187,522	194,742
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF6
(STEP-reset date 02/25/20)
4.22%	03/25/47		817,956	686,306
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		124,943	117,405
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		23,477	22,661
Lehman XS Trust, Series 2006-13, Class 1A2
(LIBOR USD 1-Month plus 0.34%)
2.13%	09/25/36	[2]	39,001	41,775

8 / December 2019

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.07%	05/25/37	[2]	$1,810,500	$1,603,091
Merrill Lynch Alternative Note Asset Trust, Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
2.12%	04/25/37	[2,5,6]	1,696,107	138,822
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class A2C
(LIBOR USD 1-Month plus 1.16%)
2.95%	08/25/35	[2]	709,726	692,764
Mid-State Capital Corp., Series 2004-1, Class B
8.90%	08/15/37		506,090	574,502
Mid-State Capital Corp., Series 2004-1, Class M1
6.50%	08/15/37		350,015	369,303
Mid-State Capital Corp., Series 2005-1, Class A
5.75%	01/15/40		154,820	167,867
Mid-State Trust XI, Series 2011, Class B
8.22%	07/15/38		8,611	9,736
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.95%	09/25/34	[4]	238,287	235,044
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[4]	2,312,616	927,125
Oakwood Mortgage Investors, Inc., Series 1998-A, Class M
6.83%	05/15/28	[4]	134,010	137,159
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26		240,229	245,893
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22	[4]	774,283	589,075
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24	[4]	256,916	264,751
Residential Accredit Loans Trust, Series 2005-QA3, Class NB1
3.74%	03/25/35	[4]	267,001	175,004
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
2.03%	12/25/36	[2,3]	1,409,351	915,118
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
4.10%	09/25/34	[4]	281,492	281,242

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Terwin Mortgage Trust, Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 0.55%)
2.34%	07/25/34	[2,3]	$98,925	$98,046
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(LIBOR USD 1-Month plus 0.58%)
2.37%	07/25/45	[2]	72,857	72,272
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
2.11%	03/25/37	[2]	1,500,000	1,325,579

				19,869,001

U.S. Agency Commercial Mortgage-Backed — 7.61%
Fannie Mae-Aces, Series 2006-M2, Class A2A
5.27%	10/25/32	[4]	294,937	331,183
Fannie Mae-Aces, Series 2011-M5, Class X (IO)
1.09%	07/25/21	[4]	3,137,415	44,737
Fannie Mae-Aces, Series 2012-M13, Class X2 (IO)
0.64%	05/25/22	[4]	18,349,613	216,924
Fannie Mae-Aces, Series 2016-M11, Class AL
2.94%	07/25/39		254,676	256,404
Fannie Mae-Aces, Series 2016-M11, Class X2 (IO)
2.72%	07/25/39	[4]	1,458,597	45,999
Fannie Mae-Aces, Series 2019-M24, Class A1
2.38%	03/25/29		399,848	400,021
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X3 (IO)
1.97%	07/25/40	[4]	1,150,000	53,543
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K022, Class X3 (IO)
1.81%	08/25/40	[4]	850,000	35,690
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, Class X1 (IO)
0.11%	07/25/23	[4]	6,455,115	24,024
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K060, Class X3 (IO)
1.89%	12/25/44	[4]	700,000	78,384

December 2019 / 9

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K070, Class X3 (IO)
2.04%	12/25/44	[4]	$700,000	$94,701
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K093, Class XAM (IO)
1.19%	05/25/29	[4]	945,000	95,159
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class X1 (IO)
0.66%	10/25/20	[4]	10,512,432	25,679
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K732, Class X3 (IO)
2.17%	05/25/46	[4]	700,000	74,789
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K734, Class X1 (IO)
0.65%	02/25/26	[4]	2,248,692	77,877
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K736, Class X1 (IO)
1.31%	07/25/26	[4]	1,349,894	96,890
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K736, Class XAM (IO)
1.71%	07/25/26	[4]	1,150,000	116,672
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KAIV, Class X2 (IO)
3.61%	06/25/41	[4]	1,220,000	57,548
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC07, Class X1 (IO)
0.85%	09/25/26	[4]	2,000,000	79,069
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KIR1, Class X (IO)
1.07%	03/25/26	[4]	1,360,885	76,437
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ23, Class A1
3.17%	03/25/22		539,071	544,832
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ24, Class A1
2.28%	05/25/26		468,637	469,241
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ26, Class A1
2.14%	07/25/25		503,506	501,850

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KLU2, Class X1 (IO)
1.16%	08/25/29	[4]	$1,900,000	$143,600
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS11, Class XFX (IO)
1.60%	06/25/29	[4]	350,000	42,099
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H
2.98%	01/25/46	[4]	360,485	362,656
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q006, Class APT1
2.63%	07/25/26	[4]	418,343	417,120
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q010, Class APT1
2.80%	04/25/46	[4]	366,097	369,054
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q010, Class APT2
2.84%	12/25/47	[4]	190,074	192,075
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q010, Class XPT2 (IO)
0.36%	08/25/24		5,836,310	67,008
FREMF Mortgage Trust, Series 2012-K23, Class X2A (IO)
0.13%	10/25/45	[3]	62,401,137	172,102
Ginnie Mae, Series 2007-15, Class Z
4.30%	03/16/47	[4]	282,610	292,016
Ginnie Mae, Series 2008-92, Class E
5.56%	03/16/44	[4]	177,388	181,826
Ginnie Mae, Series 2009-114, Class IO (IO)
0.00%	10/16/49	[4]	7,427,068	89
Ginnie Mae, Series 2014-103, Class IO (IO)
0.55%	05/16/55	[4]	2,273,790	59,358
Ginnie Mae, Series 2014-125, Class IO (IO)
0.96%	11/16/54	[4]	2,384,918	135,404
Ginnie Mae, Series 2015-47, Class IO (IO)
0.82%	10/16/56	[4]	1,257,986	64,161

				6,296,221

U.S. Agency Mortgage-Backed — 7.06%
Fannie Mae Pool 463408
5.25%	08/01/24		255,714	281,916
Fannie Mae Pool 874941
6.32%	11/01/37		486,613	535,508
Fannie Mae Pool AN3542
3.41%	11/01/46		379,549	379,595

10 / December 2019

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN6168
3.13%	07/01/32		$200,000	$210,402
Fannie Mae Pool AN7345
3.21%	11/01/37		452,814	470,253
Fannie Mae Pool AN9420
3.77%	07/01/43		242,014	268,407
Fannie Mae Pool AN9619
3.77%	06/01/33		285,000	314,722
Fannie Mae Pool BL0242
3.82%	11/01/30		250,000	277,170
Fannie Mae Pool BL3643
2.92%	08/01/31		200,000	205,737
Fannie Mae Pool BL3644
2.85%	08/01/31		200,000	205,432
Fannie Mae REMICS, Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.69%	05/25/23	[2]	1,110	1,212
Fannie Mae REMICS, Series 2000-45, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
6.21%	12/18/30	[2]	168,481	18,709
Fannie Mae REMICS, Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50%	09/25/31	[2]	457	512
Fannie Mae REMICS, Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[2]	5,566	6,449
Fannie Mae REMICS, Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
4.31%	10/25/25	[2]	873,919	72,223
Fannie Mae REMICS, Series 2006-125,
Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.41%	01/25/37	[2]	944,819	204,659
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
4.26%	11/25/36	[2]	1,153,690	184,860
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
4.63%	05/25/40	[2]	1,003,345	193,080
Freddie Mac Gold Pool WA3303
3.83%	05/01/35		444,809	486,018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool WN0023
3.83%	04/01/30		$295,298	$313,298
Freddie Mac REMICS, Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09%	10/15/23	[2]	10,511	11,213
Freddie Mac REMICS, Series 1673, Class SD
(-2.15 X US Treasury Yield Curve Rate T Note Constant Maturity 10 Year plus
19.39%, 18.31% Cap)
15.28%	02/15/24	[2]	56,483	65,691
Freddie Mac REMICS, Series 3242, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
4.61%	11/15/36	[2]	3,166,556	574,488
Freddie Mac REMICS, Series 3247, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.65%, 6.65% Cap)
0.15%	08/15/36	[2]	13,350,919	66,279
Freddie Mac REMICS, Series 3260, Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.38%, 6.38% Cap)
4.64%	01/15/37	[2]	2,119,036	309,618
Freddie Mac REMICS, Series 3289, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
4.38%	03/15/37	[2]	724,306	48,307
Ginnie Mae, Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
10.72%	11/26/23	[2]	36,541	40,671
Ginnie Mae, Series 2010-148, Class IO (IO)
1.18%	09/16/50	[4]	4,596,672	99,075

				5,845,504

Total Mortgage-Backed (Cost $37,925,643)				35,518,563

MUNICIPAL BONDS — 0.43%*
New York — 0.43%
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds, Public Improvements
5.81%	08/01/30		350,000	357,445

Total Municipal Bonds (Cost $356,614)

Total Bonds – 87.81% (Cost $74,572,829)				72,673,345

December 2019 / 11

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 12.08%
Commercial paper — 0.31%
Ford Motor Credit Co. LLC
3.20%[9]	10/08/20		$260,000	$254,401

Foreign Government Obligations — 2.00%
Japan Treasury Discount Bill, Series 808 (Japan)
0.00%[9]	01/20/20	[1]	45,000,000	414,145
Japan Treasury Discount Bill, Series 861 (Japan)
0.00%[9]	01/14/20	[1]	45,000,000	414,097
Japan Treasury Discount Bill, Series 865 (Japan)
0.00%[9]	01/27/20	[1]	90,000,000	828,316

				1,656,558

Money Market Funds — 3.65%
Fidelity Investments Money Market Funds - Government Portfolio
1.50%[10]			27,350	27,350
Morgan Stanley Institutional Liquidity Funds- Government Portfolio
1.52%[10]			2,990,000	2,990,000

				3,017,350

U.S. Agency Discount Notes — 2.90%
Federal Home Loan Bank
1.58%[9]	01/23/20		2,400,000	2,397,900

U.S. Treasury Bills — 3.22%
U.S. Treasury Bills
1.54%[9]	02/18/20		2,500,000	2,495,153
1.54%[9,11]	03/19/20		172,000	171,457

				2,666,610

Total Short-Term Investments (Cost $10,001,217)				9,992,819

Total Investments – 99.89% (Cost $84,574,046)				82,666,164

Cash and Other Assets, Less
Liabilities – 0.11%				92,547

Net Assets – 100.00%				$82,758,711

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[2]	Floating rate security. The rate disclosed was in effect at December 31, 2019.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $322,652, which is 0.39% of total net assets.
[7]	Non-income producing security.
[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Represents annualized yield at date of purchase.
[10]	Represents the current yield as of December 31, 2019.
[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $171,455.
†

Fair valued security. The aggregate value of fair valued securities is $324,240, which is 0.39% of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CDO): Collateralized Debt Obligations

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only (JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

12 / December 2019

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 421,919	JPY 45,000,000	Goldman Sachs International	01/14/20	$7,519
USD 420,970	JPY 45,000,000	Goldman Sachs International	01/21/20	6,409
USD 834,914	JPY 90,000,000	Citigroup Global Markets, Inc.	01/27/20	5,515

NET UNREALIZED APPRECIATION				$19,443

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Ultra Bond	2	03/20/20	$363,313	$(10,816)	$(10,816)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five Year Note	138	03/31/20	(16,368,094)	53,293	53,293
U.S. Treasury Ten Year Ultra Bond	19	03/20/20	(2,673,359)	36,811	36,811

TOTAL FUTURES CONTRACTS			$(18,678,140)	$79,288	$79,288

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	3-month USD LIBOR	Quarterly	$4,765	$57,786	$—	$57,786
Interest Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	3-month USD LIBOR	Quarterly	2,055	25,894	—	25,894
Interest Rate Swap[1]	Call	04/11/25	3 month USD LIBOR	Quarterly	2.34%	Semi-annually	1,960	(57,852)	—	(57,852)
Interest Rate Swap[1]	Call	05/08/25	3 month USD LIBOR	Quarterly	2.37%	Semi-annually	840	(25,991)	—	(25,991)

TOTAL SWAPS CONTRACTS							$9,620	$(163)	$—	$(163)

[1]	Centrally cleared.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last

December 2019 / 13

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

14 / December 2019

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31, 2019 is as follows:

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial paper	$—	$254,401	$ —	$254,401
Foreign Government Obligations	—	1,656,558	—	1,656,558
Money Market Funds	3,017,350	—	—	3,017,350
U.S. Agency Discount Notes	—	2,397,900	—	2,397,900
U.S. Treasury Bills	2,666,610	—	—	2,666,610
Long-Term Investments:
Asset-Backed Securities	—	10,934,742	114,039	11,048,781
Corporates	—	24,858,161	—	24,858,161
Foreign Government Obligations	—	890,395	—	890,395
Mortgage-Backed	—	35,309,950	208,613	35,518,563
Municipal Bonds	—	357,445	—	357,445

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	19,443	—	19,443
Interest rate contracts	90,104	83,680	—	173,784
Liabilities:
Interest rate contracts	(10,816)	(83,843)	—	(94,659)

Total	$5,763,248	$76,678,832	$ 322,652	$82,764,732

*Other financial instruments include foreign currency exchange contracts, futures and swaps. Interest rate contracts include futures and swaps.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

December 2019 / 15

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

For the period ended December 31, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$130,567	$407,696
Accrued discounts/premiums	198	47,165
Realized (loss)	—	(16,450)
Change in unrealized (depreciation)*	(16,726)	(69,320)
Purchases	—	—
Sales	—	(160,478)
Corporate action	—	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of December 31, 2019	$114,039	$208,613

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2019 was $(98,208) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2019.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2019, are as follows:

STRATEGIC INCOME FUND	FAIR VALUE AT 12/31/19	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$114,039	Benchmark Pricing	Offered Quote	$9.44 - $22.00	$17.63
Mortgage-Backed Securities-
Commercial Mortgage Backed	$69,791	Third-party Vendor	Vendor Prices	3.16	3.16
Mortgage-Backed Securities-Non-
Agency	$138,822	Third-party Vendor	Vendor Prices	8.18	8.18

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

16 / December 2019